Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - € / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) [Line Items]
Diluted net (loss) earnings per share (in Dollars per share)	€ (0.14)	€ (0.03)
Ordinary shares Class A [Member]
Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) [Line Items]
Diluted net (loss) earnings per share (in Dollars per share)	(0.14)	(0.03)
Ordinary shares Class B [Member]
Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) [Line Items]
Diluted net (loss) earnings per share (in Dollars per share)	€ (0.14)	€ (0.03)